Employee Retirement and Other Benefits - Components of Benefit Cost and Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	$ (98)
Net actuarial gain	(869)
Remeasurement [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)
Net actuarial gain	(553)
Curtailment Gain and Plan Amendments [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(98)
Net actuarial gain	(316)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	368	324	263
Interest cost	1,343	1,514	1,525
Expected return on plan assets	(1,843)	(1,811)	(1,828)
Recognition of net actuarial losses	271	101
Amortization of prior service cost (credit)	7
Other	4
Net periodic benefit costs (credit)	150	128	(40)
Special early retirement cost	1	1	77
Total benefit costs	151	129	37
Net (income) loss	(1,871)	2,509	2,870
Recognition of net actuarial losses	(271)	(101)
Prior service cost (credit)	98	11
Amortization of prior service cost (credit)	(7)
Tax Effect -net actuarial loss	159	(5)
Tax Effect -net prior service credit	4
Other	1	(2)
Total recognized in other comprehensive (income) loss	(2,756)	2,412	2,870
Total recognized in total benefit costs and other comprehensive (income) loss	(2,605)	2,541	2,907
Pension Benefits [Member] | Remeasurement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain	(553)
Pension Benefits [Member] | Curtailment Gain and Plan Amendments [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain	(316)
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	30	24	21
Interest cost	120	135	141
Recognition of net actuarial losses	47	26	13
Amortization of prior service cost (credit)	(42)	(40)	(11)
Gain on VEBA claims adjustment			(21)
Net periodic benefit costs (credit)	155	145	143
Special early retirement cost			4
Total benefit costs	155	145	147
Net (income) loss	(293)	358	266
Recognition of net actuarial losses	(47)	(26)	(13)
Prior service cost (credit)		(7)	(91)
Amortization of prior service cost (credit)	42	40	11
Tax Effect -net actuarial loss	14
Other	(1)
Total recognized in other comprehensive (income) loss	(285)	365	173
Total recognized in total benefit costs and other comprehensive (income) loss	$ (130)	$ 510	$ 320